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PRUDENTIAL 20/20 FOCUS FUND
Gateway Center Three, 100 Mulberry Street, 9th Floor
Newark, NJ 07102-4077








                                                   April 30, 1999

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

     RE:  Prudential 20/20 Focus Fund
          (File No. 333-43491)

Ladies and Gentlemen:

    Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933 (the "1933 Act"), the Fund hereby certifies (i) that its Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) would not have differed from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 2 and
(ii) that the text of Post-Effective Amendment No. 2 was filed electronically on April 23, 1999.

                               Prudential 20/20 Focus Fund


                               By: /s/ Marguerite E. H. Morrison
                                   -----------------------------
                                   Marguerite E. H. Morrison
                                   Secretary